EQUITY - Earnings per share (Details) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Series A
Earnings per share
Earnings attributable to shareholders	$ 73,666,409	$ 58,095,636	$ 82,725,427
Average weighted number of shares	473,289,301	473,289,301	473,289,301
Earnings per share (in CLP)	$ 155.65	$ 122.75	$ 174.79
Series B Share
Earnings per share
Earnings attributable to shareholders	$ 81,031,741	$ 63,904,169	$ 90,996,501
Average weighted number of shares	473,281,303	473,281,303	473,281,303
Earnings per share (in CLP)	$ 171.21	$ 135.02	$ 192.27